Business Combinations - Orillia Power (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2020
Business Acquisition [Line Items]
Total goodwill	$ 373	$ 373
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Working capital			$ 2
Property, plant and equipment			32
Deferred income tax assets			1
Total goodwill			15
Short-term debt			(20)
Regulatory liabilities			(1)
Other long-term liabilities			(1)
Fair value of assets acquired and liabilities assumed			$ 28